As filed with the Securities and Exchange Commission on November 12, 2014
File Nos. 33-85242 and 811-08822

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 29	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 30	[X]
(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With copy to:
Matthew A. Swendiman, Esq.
Graydon Head & Ritchey LLP
511 Walnut Street, Suite 1900
Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 1, 2014 (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A for Capital Management Investment Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 28 (“PEA No. 28”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001398344-14-004473 on August 27, 2014 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 28 by means of this filing, Part A, Part B and Part C of PEA No. 28 are incorporated herein by reference.

PART A – PROSPECTUS
The Prospectus for the Wellington Shields All-Cap Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 28.

PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the Wellington Shields All-Cap Fund is incorporated herein by reference to Part B of PEA No. 28.

PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 28.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, and State of Missouri on this 12th day of November, 2014.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:	/s/ Robert Driessen
Robert Driessen, Secretary
and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	November 12, 2014
Lucius E. Burch, Trustee	Date

*	November 12, 2014
Paul J. Camilleri, Trustee,	Date

*	November 12, 2014
Ralph J. Scarpa, President,	Date
Principal Executive Officer, and
Principal Financial Officer

*	November 12, 2014
David V. Shields, Trustee	Date

*	November 12, 2014
Joseph V. Shields, Trustee and Chairman	Date

*	November 12, 2014
Anthony J. Walton, Trustee	Date

/s/ Larry E. Beaver, Jr.		November 12, 2014
Larry E. Beaver, Jr., Treasurer and Assistant		Date
Secretary

/s/ Robert Driessen		November 12, 2014
Robert Driessen, Secretary and Assistant Treasurer

*By:	/s/ Robert Driessen	November 12, 2014
	Robert Driessen	Date
Secretary and Assistant Treasurer Attorney-in-Fact